Equity Investments - Venture Capital (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Equity Investments
Investments in venture capital funds	€ 255	€ 237
Total commitments to make equity investment in other entities	757	607
Drawn made from total commitments to make equity investment in other entities	502	€ 370
Due 2022
Equity Investments
Investments in venture capital funds	€ 255